Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WASATCH FUNDS TRUST
Supplement dated October 13, 2021 to the
Prospectus dated January 31, 2021, as supplemented June 3, 2021

Investor ClassInstitutional ClassWasatch Greater China FundTMWAGCXWGGCX
(collectively, the “Funds”)
This Supplement updates certain information contained in the Wasatch Funds Prospectus (the “Prospectus”) for Investor Class and Institutional Class shares dated January 31, 2021, as supplemented June 3, 2021. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.
Effective immediately, the following disclosure is added to the section entitled “Wasatch Greater China Fund-Summary–Principal Risks-Greater China Region Risk” which begins on page 71 of the Prospectus:
The Fund may invest a significant portion of its assets in securities of “Variable Interest Entities” (“VIEs”). In China, direct ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs to facilitate indirect foreign ownership. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange or the Hong Kong Stock Exchange. Foreign investors hold stock in the VIE shell company rather than directly in the China-based operating company. The VIE arrangement allows U.S. investors to obtain economic exposure to the China-based company indirectly through the contractual VIE structure rather than directly through formal equity ownership structure.
VIEs are a common industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of the VIE shell company’s contractual arrangements. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to these structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders. Under extreme circumstances, China might prohibit the existence of VIEs, or limit a VIE’s ability to pass through economic and governance rights to foreign individuals and entities. If the Chinese government takes action affecting VIEs, the market value of the Funds’ associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent effects, which could result in substantial investment losses.
In addition, Chinese companies, including Chinese companies listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities and VIEs in which the Fund invests may be less reliable or complete. As with other Chinese companies with securities listed on U.S. exchanges, U.S. listed VIEs and ADRs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. De‑listing would significantly decrease the liquidity and value of the securities, decrease the ability of the Fund to transact in such securities and may increase the cost of the Fund if required to seek other markets in which to transact in such securities. There also may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.

Wasatch Greater China Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WASATCH FUNDS TRUST
Supplement dated October 13, 2021 to the
Prospectus dated January 31, 2021, as supplemented June 3, 2021

Investor ClassInstitutional ClassWasatch Greater China FundTMWAGCXWGGCX
(collectively, the “Funds”)
This Supplement updates certain information contained in the Wasatch Funds Prospectus (the “Prospectus”) for Investor Class and Institutional Class shares dated January 31, 2021, as supplemented June 3, 2021. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.
Effective immediately, the following disclosure is added to the section entitled “Wasatch Greater China Fund-Summary–Principal Risks-Greater China Region Risk” which begins on page 71 of the Prospectus:
The Fund may invest a significant portion of its assets in securities of “Variable Interest Entities” (“VIEs”). In China, direct ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs to facilitate indirect foreign ownership. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange or the Hong Kong Stock Exchange. Foreign investors hold stock in the VIE shell company rather than directly in the China-based operating company. The VIE arrangement allows U.S. investors to obtain economic exposure to the China-based company indirectly through the contractual VIE structure rather than directly through formal equity ownership structure.
VIEs are a common industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of the VIE shell company’s contractual arrangements. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to these structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders. Under extreme circumstances, China might prohibit the existence of VIEs, or limit a VIE’s ability to pass through economic and governance rights to foreign individuals and entities. If the Chinese government takes action affecting VIEs, the market value of the Funds’ associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent effects, which could result in substantial investment losses.
In addition, Chinese companies, including Chinese companies listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities and VIEs in which the Fund invests may be less reliable or complete. As with other Chinese companies with securities listed on U.S. exchanges, U.S. listed VIEs and ADRs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. De‑listing would significantly decrease the liquidity and value of the securities, decrease the ability of the Fund to transact in such securities and may increase the cost of the Fund if required to seek other markets in which to transact in such securities. There also may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.